Note 11 - (Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	(Loss) / Earnings per Share

Basic and diluted (loss) / earnings per common share are computed as follows:

	2020	2021	2022
Income:
Net (loss) / income	(5,877,861)	31,153,821	33,542,671
Dividends to Series B preferred shares	(1,573,874)	(1,085,902)	-
Preferred deemed dividend	-	(665,287)	-
Net (loss) / income attributable to common shareholders	(7,451,735)	29,402,632	33,542,671
Weighted average common shares – outstanding, basic	2,275,062	2,528,507	2,876,320
Basic (loss) / earnings per share	(3.28)	11.63	11.66

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	20,443	13,671
Weighted average common shares – outstanding, diluted	2,275,062	2,548,950	2,889,991
Diluted (loss) / earnings per share	(3.28)	11.54	11.61

For the year ended December 31, 2020, during which the Company incurred losses, the effect of 56,745 non-vested stock awards and of 16,606 Series B Preferred Shares, respectively, was anti-dilutive. The number of dilutive securities was nil in 2020. Hence for the year ended December 31, 2020, “Basic loss per share” equals “Diluted loss per share.” For the years ended December 31, 2021 and 2022 the denominator of the diluted earnings per share calculation includes 20,443 and 13,671 common shares, being the number of incremental shares assumed issued under the treasury stock method.